FAIR VALUE MEASUREMENT - Energy swap contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / bbl bbl	Dec. 31, 2021 USD ($)
Derivative Contracts
Financial Instruments
Unrealized gain (loss) recorded in AOCI	$ 17.5	$ 26.9
Energy swap contracts
Financial Instruments
Unrealized gain (loss) recorded in AOCI	$ 16.2	$ 30.4
Energy swap contracts | 2024
Financial Instruments
WTI oil swap contracts (barrels) | bbl	565,200
Average price | $ / bbl	39.58